ENTITY-WIDE DISCLOSURES (Tables)	0 Months Ended
Dec. 31, 2011
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
NOTE 18 – ENTITY WIDE DISCLOSURE:
a.) Revenues by geographic area were as follows:
	Year ended December 31,
	2011	2010	2009

	U.S. $ in millions
United States:
Generic	$3,957	$5,789	$5,037
Branded	4,804	3,600	3,096
Others	39	5	24
Total United States	8,800	9,394	8,157
Europe:
Generic	3,810	2,637	2,030
Branded	1,101	746	687
Others	749	564	554
Total Europe	5,660	3,947	3,271
Rest of World:*
Generic	2,429	1,481	1,397
Branded	588	509	419
Others	835	790	655
Total Rest of World	3,852	2,780	2,471
	$18,312	$16,121	$13,899
* Of which Israel	$621	$566	$500

Schedule of net sales by product line
	Year ended December 31,
	2011	2010	2009

	U.S. $ in millions
Generics	$10,196	$9,907	$8,464
API	747	641	565
Branded Products	6,493	4,855	4,202
CNS	4,412	3,202	2,665
Copaxone®	3,570	2,958	2,486
Provigil®	350	-	-
Azilect®	290	244	179
Nuvigil®	86	-	-
Respiratory	878	747	775
ProAir®	436	396	455
Qvar®	305	250	202
Women's Health	438	374	357
Oncology	268	74	50
Treanda®	131	-	-
Other Branded	497	458	355
All Others	1,623	1,359	1,233
OTC	765	496	457
Other Revenues	858	863	776
Total	$18,312	$16,121	$13,899

Schedule of PPE by geographical area
d.) Property, plant and equipment—by geographical location were as follows:
	December 31,
	2011	2010

	U.S. $ in millions
Israel	$1,459	$1,227
United States	1,053	704
Japan	765	52
Hungary	388	334
Germany	317	313
Croatia	311	309
United Kingdom	297	275
Other	1,357	1,143
	$5,947	$4,357